UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2007 (Unaudited)

DWS Dreman Small Cap Value Fund

	Shares	Value ($)

Common Stocks 91.3%
Consumer Discretionary 4.7%
Diversified Consumer Services 0.8%
Nobel Learning Communities, Inc.*	212,700	2,962,911
Regis Corp.	410,000	13,534,100

		16,497,011
Household Durables 0.7%
Helen of Troy Ltd.* (a)	657,100	14,883,315
Leisure Equipment & Products 0.4%
Callaway Golf Co.	561,200	9,158,784
Specialty Retail 1.5%
bebe stores, Inc. (a)	240,200	3,350,790

Conn's, Inc.* (a)	301,100	6,624,200
Men's Wearhouse, Inc.	425,300	21,554,204

		31,529,194
Textiles, Apparel & Luxury Goods 1.3%
Phillips-Van Heusen Corp.	302,864	17,635,771
Wolverine World Wide, Inc.	352,750	9,273,797

		26,909,568
Consumer Staples 7.7%
Food & Staples Retailing 2.4%
Nash Finch Co. (a)	329,000	12,340,790
Ruddick Corp. (a)	603,300	19,655,514
Weis Markets, Inc.	409,200	17,587,416

		49,583,720
Food Products 3.7%
Del Monte Foods Co.	1,399,800	14,753,892
Pilgrim's Pride Corp.	414,000	16,804,260
Ralcorp Holdings, Inc.* (a)	361,400	22,330,906
The J.M. Smucker Co.	444,400	24,446,444

		78,335,502
Household Products 0.6%
Church & Dwight Co., Inc.	280,400	12,598,372
Tobacco 1.0%
Vector Group Ltd. (a)	940,055	21,602,464
Energy 11.0%
Energy Equipment & Services 5.3%
Atwood Oceanics, Inc.* (a)	419,200	31,855,008
Bristow Group, Inc.*	156,300	6,775,605
Hercules Offshore, Inc.* (a)	819,252	20,841,771
Matrix Service Co.* (a)	239,300	4,527,556
NATCO Group, Inc. "A"* (a)	116,500	5,818,010
Oil States International, Inc.* (a)	296,600	12,516,520
RPC, Inc. (a)	1,008,600	13,908,594
Superior Energy Services, Inc.*	405,600	15,745,392

		111,988,456
Oil, Gas & Consumable Fuels 5.7%
Arena Resources, Inc.* (a)	151,400	9,289,904
Delta Petroleum Corp.* (a)	755,700	11,191,917
Helix Energy Solutions Group, Inc.* (a)	522,000	20,060,460
Parallel Petroleum Corp.* (a)	1,452,800	25,700,032
Petrohawk Energy Corp.* (a)	1,211,200	18,337,568
PetroQuest Energy, Inc.* (a)	1,344,600	15,005,736
Pinnacle Gas Resources, Inc. 144A*	459,000	2,134,350
Uranium One, Inc.* (a)	222,596	2,419,888
Uranium Resources, Inc.* (a)	1,986,446	15,394,957

		119,534,812
Financials 12.9%
Capital Markets 0.6%
FBR Capital Markets Corp. 144A*	204,400	2,724,652
MCG Capital Corp.	229,900	3,338,148
Waddell & Reed Financial, Inc. "A"	294,400	7,312,896

		13,375,696

Commercial Banks 2.4%
AmericanWest Bancorp. (a)	323,500	6,068,860
Citizens Republic Bancorp., Inc. (a)	753,900	13,291,257
Columbia Banking System, Inc.	185,500	5,659,605
MB Financial, Inc. (a)	146,300	5,151,223
Provident Bankshares Corp.	93,900	2,901,510
Sterling Financial Corp.	221,207	5,634,142
UCBH Holdings, Inc. (a)	712,800	11,846,736

		50,553,333
Diversified Financial Services 1.0%
ASTA Funding, Inc. (a)	548,100	20,181,042
CMET Finance Holdings, Inc. 144A*	10,800	129,600

		20,310,642
Insurance 7.3%
Allied World Assurance Holdings Ltd.	303,700	14,583,674
AmCOMP, Inc.*	50,000	476,500
Amerisafe, Inc.*	561,900	9,243,255
Argo Group International Holdings Ltd.*	337,038	13,744,410
CastlePoint Holdings Ltd.	45,500	515,060
CastlePoint Holdings Ltd. 144A*	343,900	3,892,948
Endurance Specialty Holdings Ltd.	525,200	20,939,724
Hanover Insurance Group, Inc.	356,800	15,263,904
IPC Holdings Ltd.	525,500	13,358,210
Odyssey Re Holdings Corp. (a)	504,500	18,272,990
Platinum Underwriters Holdings Ltd.	174,800	6,062,064
Selective Insurance Group, Inc.	427,400	9,018,140
Tower Group, Inc.	415,600	10,435,716
United Fire & Casualty Co.	477,000	18,121,230

		153,927,825
Real Estate Investment Trusts 1.5%
Ashford Hospitality Trust (REIT)	1,377,900	15,032,889
CapLease, Inc. (REIT)	1,105,500	10,668,075
Friedman, Billings, Ramsey Group, Inc. "A" (REIT)	1,380,200	6,473,138

		32,174,102
Thrifts & Mortgage Finance 0.1%
PFF Bancorp., Inc.	144,200	2,526,384
Health Care 8.2%
Health Care Equipment & Supplies 1.4%
Kinetic Concepts, Inc.*	233,700	14,047,707
The Cooper Companies, Inc. (a)	339,600	16,558,896

		30,606,603
Health Care Providers & Services 5.0%
Amedisys, Inc.* (a)	485,200	18,330,856
Centene Corp.*	501,300	10,131,273
Healthspring, Inc.*	974,100	18,205,929
Kindred Healthcare, Inc.* (a)	331,000	6,560,420
LifePoint Hospitals, Inc.* (a)	734,300	20,633,830
Odyssey HealthCare, Inc.* (a)	768,500	7,515,930
Pediatrix Medical Group, Inc.*	378,300	22,565,595
PharMerica Corp.* (a)	121,153	2,148,043

		106,091,876
Life Sciences Tools & Services 1.4%
Charles River Laboratories International, Inc.*	322,300	16,914,304

PerkinElmer, Inc.	428,500	11,745,185

		28,659,489
Pharmaceuticals 0.4%
Perrigo Co. (a)	407,300	8,435,183
Industrials 22.6%
Aerospace & Defense 3.9%
Argon ST, Inc.* (a)	228,500	4,128,995
BE Aerospace, Inc.*	330,400	12,875,688
CAE, Inc.	1,219,200	15,715,488
DRS Technologies, Inc.	374,000	19,627,520
EDO Corp. (a)	506,700	21,808,368
Triumph Group, Inc.	99,900	7,313,679

		81,469,738
Air Freight & Logistics 0.5%
ABX Air, Inc.*	1,373,900	9,424,954
Airlines 0.5%
Alaska Air Group, Inc.*	404,500	10,039,690
Building Products 0.9%
Lennox International, Inc.	454,000	16,330,380
NCI Building Systems, Inc.* (a)	72,000	3,340,080

		19,670,460
Commercial Services & Supplies 3.2%
Administaff, Inc.	315,300	10,877,850
American Ecology Corp.	359,700	7,190,403
Clean Harbors, Inc.* (a)	133,700	6,309,303
Ennis, Inc. (a)	660,700	14,370,225
HNI Corp. (a)	365,500	14,927,020
Kelly Services, Inc. "A"	569,200	12,932,224

		66,607,025
Construction & Engineering 7.3%
Chicago Bridge & Iron Co., NV (New York Shares)	494,800	18,480,780
EMCOR Group, Inc.* (a)	845,700	26,512,695
Granite Construction, Inc.	279,300	15,205,092
Insituform Technologies, Inc. "A"* (a)	659,600	10,876,804
Perini Corp.*	331,500	18,762,900
Shaw Group, Inc.*	245,300	12,277,265
Sterling Construction Co., Inc.*	613,900	13,579,468
URS Corp.* (a)	197,400	10,549,056
Washington Group International, Inc.*	325,000	27,527,500

		153,771,560
Electrical Equipment 3.1%
General Cable Corp.* (a)	169,500	9,861,510
Genlyte Group, Inc.* (a)	143,200	10,392,024
Hubbell, Inc. "B"	352,600	19,103,868
Regal-Beloit Corp.	368,500	18,612,935
Thomas & Betts Corp.*	144,200	7,987,238

		65,957,575
Industrial Conglomerates 0.2%
Walter Industries, Inc.	190,600	4,818,368
Machinery 2.0%
Harsco Corp.	259,800	14,457,870
Mueller Water Products, Inc. "A" (a)	715,200	8,839,872

Mueller Water Products, Inc. "B"	314,796	3,447,016
Watts Water Technologies, Inc. "A" (a)	451,800	16,002,756

		42,747,514
Road & Rail 0.6%
Genesee & Wyoming, Inc.*	491,700	13,462,746
Trading Companies & Distributors 0.4%
WESCO International, Inc.*	189,400	9,013,546
Information Technology 11.8%
Communications Equipment 2.9%
Arris Group, Inc.* (a)	1,282,800	19,472,904
Black Box Corp. (a)	522,500	21,396,375
CommScope, Inc.* (a)	366,700	20,755,220

		61,624,499
Computers & Peripherals 1.7%
Avid Technology, Inc.* (a)	329,500	10,158,485
Komag, Inc.*	133,400	4,287,476
STEC, Inc.* (a)	2,763,900	20,812,167

		35,258,128
Electronic Equipment & Instruments 3.7%
Anixter International, Inc.* (a)	398,100	30,562,137
Mettler-Toledo International, Inc.*	169,300	15,966,683
Park Electrochemical Corp.	453,182	13,396,060
Scansource, Inc.* (a)	364,100	10,085,570
Tektronix, Inc.	247,600	7,960,340

		77,970,790
Internet Software & Services 0.0%
Openwave Systems, Inc.	121,500	549,180
IT Services 0.8%
CACI International, Inc. "A"* (a)	319,100	16,280,482
Semiconductors & Semiconductor Equipment 0.6%
MKS Instruments, Inc.*	609,900	13,442,196
Software 2.1%
Fair Isaac Corp. (a)	436,900	16,160,931
Jack Henry & Associates, Inc. (a)	765,900	20,097,216
Sybase, Inc.*	397,705	9,167,100

		45,425,247
Materials 6.3%
Chemicals 0.6%
CF Industries Holdings, Inc.	212,100	13,432,293
Construction Materials 0.8%
Headwaters, Inc.* (a)	375,000	6,195,000
Texas Industries, Inc. (a)	130,400	9,613,088

		15,808,088
Metals & Mining 4.9%
Century Aluminum Co.* (a)	245,100	12,054,018
IAMGOLD Corp. (a)	1,905,200	12,593,372
Metal Management, Inc. (a)	125,200	5,873,132
Northern Orion Resources, Inc.* (a)	1,556,300	7,376,862
Northwest Pipe Co.* (a)	201,800	7,523,104
Pan American Silver Corp.*	708,900	17,672,877
RTI International Metals, Inc.* (a)	478,800	33,381,936

Stillwater Mining Co.*	251,000	2,356,890
Worthington Industries, Inc. (a)	220,600	4,667,896

		103,500,087
Telecommunication Services 1.4%
Diversified Telecommunication Services
Alaska Communications Systems Group, Inc. (a)	1,067,500	14,582,050
Iowa Telecommunications Services, Inc.	868,700	16,079,637

		30,661,687
Utilities 4.7%
Electric Utilities 1.7%
ALLETE, Inc. (a)	361,300	15,214,343
IDACORP, Inc.	435,400	14,137,438
Sierra Pacific Resources	400,900	6,141,788

		35,493,569
Gas Utilities 1.9%
Southern Union Co.	749,900	22,384,515
Suburban Propane Partners, LP	386,900	18,041,147

		40,425,662
Multi-Utilities 1.1%
CMS Energy Corp.	205,500	3,353,760
Integrys Energy Group, Inc.	299,700	15,035,949
TECO Energy, Inc. (a)	317,500	5,029,200

		23,418,909

Total Common Stocks (Cost $1,661,909,985)		1,929,556,324
Closed End Investment Companies 1.4%
Apollo Investment Corp. (a)	839,300	18,330,312
Tortoise Energy Infrastructure Corp. (a)	307,357	12,146,749

Total Closed End Investment Companies (Cost $25,454,143)		30,477,061
Securities Lending Collateral 17.5%
Daily Assets Fund Institutional, 5.49% (b) (c) (Cost $370,397,507)	370,397,507	370,397,507
Cash Equivalents 7.6%
Cash Management QP Trust, 5.32% (b) (Cost $159,705,881)	159,705,881	159,705,881
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,217,467,516)	117.8	2,490,136,773
Other Assets and Liabilities, Net	(17.8)	(376,094,306)

Net Assets	100.0	2,114,042,467

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2007 amounted to $356,343,007 which is 16.9% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 17, 2007